Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

18. Quarterly Financial Data (unaudited)

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
2012
Revenues	$1,273	$	1,342	$	1,351	$	1,441
Operating income	125		229		244		282
Income from continuing operations before income taxes and equity in net income of affiliates	11		135		145		68
Discontinued operations, net of tax	14		3		20		(7)
Net income attributable to Nielsen stockholders	$25	$	104	$	105	$	39

Net income per share of common stock, basic
Income from continuing operations	$0.03	$	0.28	$	0.24	$	0.12
Discontinued operations, net of tax	0.04		0.01		0.06		(0.02)
Net income attributable to Nielsen stockholders	$0.07	$	0.29	$	0.29	$	0.11

Net income per share of common stock, diluted
Income from continuing operations	$0.03	$	0.28	$	0.23	$	0.12
Discontinued operations, net of tax	0.04		0.01		0.05		(0.02)
Net income attributable to Nielsen stockholders	$0.07	$	0.28	$	0.29	$	0.11

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
2011
Revenues	$1,240	$	1,352	$	1,343	$	1,393
Operating income	22		211		233		260
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates(1)	(334)		105		124		169
Discontinued operations, net of tax	13		—		16		(3)
Net (loss)/income attributable to Nielsen stockholders	$(182)	$	69	$	102	$	95

Net (loss)/income per share of common stock, basic
(Loss)/income from continuing operations	$(0.59)	$	0.19	$	0.24	$	0.27
Discontinued operations, net of tax	$0.04	$	—	$	0.04	$	(0.01)
Net (loss)/income attributable to Nielsen stockholders	$(0.55)	$	0.19	$	0.28	$	0.26

Net loss/income per share of common stock, diluted
(Loss)/income from continuing operations	$(0.59)	$	0.19	$	0.24	$	0.27
Discontinued operations, net of tax	$0.04	$	—	$	0.04	$	(0.01)
Net (loss)/income attributable to Nielsen stockholders	$(0.54)	$	0.19	$	0.28	$	0.26

(1)

Includes $102 million for the termination and settlement of the Sponsor Advisory Agreement and $231 million for the redemption and retirement of certain indebtedness in conjunction with the Company’s initial public offering of common stock in the first quarter of 2011.